Note 19 - Other Long Term Receivable	12 Months Ended
Dec. 31, 2012
Other Long Term Receivable [Text Block]
19.           Other Long Term Receivable

On September 5, 2011 the Company terminated the charter of M/V Cyclades in order to sell the vessel. Since the daily charter rate that the Company was receiving was higher then what the market was paying at the time, the charterer realized a benefit from this termination and hence agreed to pay the Company a termination fee. This termination fee amounted to $4.6 per day and was agreed to be collected over the period of the terminated charter party (i.e. up to February 2, 2014). The balance of this receivable as of December 31, 2011 amounted to $3,074, $1,841 presented under “Other Long-term Receivables” and $1,233 under “Trade accounts receivable”.  On August 15, 2012 the Company sold this receivable, which amounted then to $2,165 to the company Laurasia, in return for a $750 reduction of the principal of one of the Laurasia bridge loan facilities (see note 9). The loss on the sale of the receivable was recorded under “Other, Net” in the Company’s consolidated statement of comprehensive income / (loss).